PICTET FUNDS

                               (the "Trust")

                     Supplement dated November 6, 2002
                                    to
                      Prospectus dated April 30, 2002
             (As previously supplemented on September 23, 2002)
                                    and
          Statement of Additional Information dated April 30, 2002


THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY
INFORMATION CONTAINED IN THE TRUST'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION.

1. On November 1, 2002, the Trustees voted to liquidate the
   European Equity Fund (the "Fund").  Accordingly, as of
   November 1, 2002, shares of the Fund are no longer being offered.

   In connection with winding up its affairs and liquidating all of its assets, the Fund may depart from its investment policies and invest a signification portion of its total assets in U.S. Government securities and other short-term debt instruments.

   It is expected that the liquidation will be completed on or about November 15, 2002.


2. Effective December 1, 2002, the address for shareholders to use when sending applications, checks or other communications to the Trust's Transfer Agent via U.S. mail is as follows:

                       Pictet Funds
                       c/o PFPC Inc.
                       P.O. Box 9798
                       Providence, RI  02940

   Effective January 3, 2003, the address for shareholders to use when sending applications, checks or other communications to the Trust's Transfer Agent via overnight courier is as follows:

                       Pictet Funds.
                       c/o PFPC Inc.
                       760 Moore Road
                       King of Prussia, PA  19406-1212

   Effective January 3, 2003, the address for PFPC Distributors,
   Inc., the Trust's distributor, is as follows:

                       PFPC Distributors, Inc.
                       760 Moore Road
                       King of Prussia, PA  19406-1212


                INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                 WITH THE PROSPECTUS AND STATEMENT OF
              ADDITIONAL INFORMATION FOR FUTURE REFERENCE.